Shareholders’ equity - Share capital issued (Details) - EUR (€) € / shares in Units, € in Thousands	Sep. 30, 2025	Dec. 31, 2024	Nov. 19, 2024	Sep. 30, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Equity	€ 511,238	€ 40,584		€ 75,883	€ 196,009
Number of shares issued (in shares)	77,830,067	63,347,837		63,294,653	62,928,818
Par value per share (in euro per share)	€ 0.01		€ 0.01
Number of treasury shares held (in shares)	0	0
Number of shares outstanding (in shares)	77,830,067	63,347,837
Issued capital
Disclosure of classes of share capital [line items]
Equity	€ 778	€ 633		€ 633	€ 629